SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Assumptions Used
February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

Schedule of Stock Options
The following table summarizes employee share options activities for the year ended December 31, 2018:

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2018	3,217,087	US$	5.11	US$	0.81	13.13	-
Granted	-		-		-	-	-
Exercised	-		-		-	-	-
Forfeited	(240,954)	US$	2.04	US$	0.65	-	-
Outstanding, December 31, 2018	2,976,133	US$	5.36	US$	0.83	14.19	-
Expected to vest, December 31, 2018	-		-		-	-	-
Exercisable at December 31, 2018	2,976,133	US$	5.36	US$	0.83	14.19	-

Summary of Restricted Shares

Grant Date	Number of Awards	Fair Value per Share at the Grant date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44
August 7, 2017	1,453,950	1.33
August 8, 2017	3,319,200	1.34
September 13, 2017	45,000	1.33
October 2, 2018	5,992,605	1.19

The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. Restricted Shares activity for the year ended December 31, 2018 was as follows:

	Numbers of shares	Weighted average grant date fair value
	RMB	US$
Outstanding, January 1, 2018	6,041,847	1.17
Granted	5,992,605	1.34
Forfeited	(374,250)	1.34
Vested	(86,400)	1.16
Outstanding, December 31, 2018	11,573,802	0.64
Expected to vest, December 31, 2018	11,573,802	0.64

Schedule of Share-Based Compensation Expense
	For the Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
General and administrative expenses	7,573	10,099	9,173	1,334
Selling expenses	827	1,542	1,966	286
	8,400	11,641	11,139	1,620